UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsGlobal Shareholder Yield Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 97.3%		$2,537,098,186
(Cost $2,111,801,916)
Australia 3.3%		85,785,400
BHP Billiton, Ltd.	507,630	13,162,787
Commonwealth Bank of Australia	250,530	17,182,445
Telstra Corp., Ltd.	7,628,230	36,911,437
Westpac Banking Corp.	669,551	18,528,731
Canada 4.7%		122,125,655
BCE, Inc.	1,067,880	50,158,142
Potash Corp. of Saskatchewan, Inc.	939,860	32,669,534
Rogers Communications, Inc., Class B	387,310	15,600,786
Shaw Communications, Inc., Class B	875,250	23,697,193
France 7.7%		202,549,240
Electricite de France SA	1,194,760	35,762,367
Sanofi	178,370	17,226,916
SCOR SE	842,500	26,290,104
Total SA	701,380	39,138,573
Unibail-Rodamco SE	95,235	25,173,505
Vinci SA	648,810	35,058,057
Vivendi SA (I)	939,803	23,899,718
Germany 6.0%		155,673,650
BASF SE	311,860	28,262,670
Daimler AG	381,820	32,186,885
Deutsche Post AG	396,110	13,133,378
Deutsche Telekom AG	2,485,850	42,241,544
Muenchener Rueckversicherungs AG	193,650	39,849,173
Ireland 0.8%		20,758,540
Seagate Technology PLC	314,000	20,758,540
Italy 1.4%		37,564,625
Terna Rete Elettrica Nazionale SpA	7,773,710	37,564,625
Netherlands 1.9%		48,787,290
Royal Dutch Shell PLC, ADR	504,420	33,498,532
Wolters Kluwer NV	521,880	15,288,758
Norway 2.1%		54,460,284
Orkla ASA	2,513,230	18,689,058
Statoil ASA	763,730	14,457,845
Yara International ASA	502,360	21,313,381
Philippines 0.6%		14,765,539
Philippine Long Distance Telephone Company, ADR	221,041	14,765,539
Sweden 0.7%		18,966,247
Svenska Handelsbanken AB, Class A	388,780	18,966,247
Switzerland 4.1%		107,194,814
Nestle SA	192,560	14,444,760
Novartis AG	282,320	27,301,040
Roche Holding AG	63,455	18,988,296
Swisscom AG	76,550	46,460,718
United Kingdom 19.5%		507,907,784
AstraZeneca PLC, ADR	205,740	15,259,736

2SEE NOTES TO FUND'S INVESTMENTS

Global Shareholder Yield Fund

	Shares	Value
United Kingdom (continued)
BAE Systems PLC	5,142,370	$38,537,393
British American Tobacco PLC	531,730	31,439,662
Centrica PLC	6,526,450	28,992,065
Compass Group PLC	1,146,614	19,502,786
Diageo PLC, ADR	106,150	13,077,680
GlaxoSmithKline PLC	1,727,610	40,079,246
Imperial Tobacco Group PLC	1,120,370	51,719,244
National Grid PLC	3,184,930	46,245,972
Pearson PLC	1,112,670	21,355,806
Rio Tinto PLC	334,760	15,560,538
Severn Trent PLC	562,380	17,934,110
SSE PLC	1,798,780	46,034,096
Unilever PLC	426,730	17,988,237
United Utilities Group PLC	2,777,923	39,203,494
Vodafone Group PLC	13,175,312	48,225,752
WM Morrison Supermarkets PLC	6,018,640	16,751,967
United States 44.5%		1,160,559,118
AbbVie, Inc.	350,140	24,229,688
Altria Group, Inc.	1,082,100	54,386,346
Ameren Corp.	950,740	40,986,401
Apple, Inc.	176,115	20,945,357
Arthur J. Gallagher & Company	295,380	14,163,471
AT&T, Inc.	1,217,740	43,083,641
Automatic Data Processing, Inc.	185,970	15,926,471
CenturyLink, Inc.	958,490	39,077,637
CME Group, Inc.	455,200	38,528,128
Coca-Cola Company	340,320	15,256,546
ConocoPhillips	316,170	20,889,352
Corrections Corp. of America	894,985	32,443,206
Dominion Resources, Inc.	193,650	14,049,308
Duke Energy Corp.	536,098	43,370,328
E.I. du Pont de Nemours & Company	218,840	15,625,176
Enterprise Products Partners LP	555,780	20,752,825
Health Care REIT, Inc.	621,440	45,775,280
Johnson & Johnson	148,790	16,106,518
Kimberly-Clark Corp.	209,690	24,447,757
Kinder Morgan, Inc.	1,338,046	55,328,202
KLA-Tencor Corp.	217,740	15,119,866
Lockheed Martin Corp.	144,440	27,668,926
Lorillard, Inc.	753,840	47,597,458
MarkWest Energy Partners LP	231,930	16,480,946
Mattel, Inc.	561,280	17,708,384
McDonald's Corp.	155,390	15,043,306
Merck & Company, Inc.	329,360	19,893,344
Microchip Technology, Inc.	389,510	17,586,377
Microsoft Corp.	380,720	18,202,223
People's United Financial, Inc.	1,121,440	16,574,883
PepsiCo, Inc.	159,780	15,993,978
Philip Morris International, Inc.	296,480	25,773,006
PPL Corp.	1,129,150	40,118,700
R.R. Donnelley & Sons Company	1,059,110	17,835,412
Regal Entertainment Group, Class A	908,130	20,968,722
Reynolds American, Inc.	683,790	45,068,599

SEE NOTES TO FUND'S INVESTMENTS3

Global Shareholder Yield Fund

			Shares	Value
United States (continued)
	Targa Resources Partners LP		271,300	$14,875,379
	TECO Energy, Inc.		1,622,590	32,175,960
	The Dow Chemical Company		473,750	23,057,413
	The Southern Company		412,450	19,562,504
	Verizon Communications, Inc.		876,374	44,335,761
	Waste Management, Inc.		308,560	15,036,129
	Wells Fargo & Company		398,300	21,699,384
	Wisconsin Energy Corp.		340,300	16,810,820
	Yield (%)		Shares	Value
Short-term investments 1.9%				$49,806,754
(Cost $49,806,754)
Money market funds 1.9%				$49,806,754
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	49,806,754	49,806,754
Total investments (Cost $2,161,608,670)† 99.2%				$2,586,904,940
Other assets and liabilities, net 0.8%				$21,498,741
Total net assets 100.0%				$2,608,403,681

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $2,162,988,677. Net unrealized appreciation aggregated $423,916,263, of which $457,599,951 related to appreciated investment securities and $33,683,688 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-14:

Utilities	17.5%
Telecommunication services	15.5%
Consumer staples	15.1%
Financials	12.1%
Energy	8.3%
Health care	6.9%
Consumer discretionary	6.4%
Materials	5.7%
Industrials	5.6%
Information technology	4.2%
Short-term investments and other	2.7%
TOTAL	100.0

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$85,785,400	—	$85,785,400	—
Canada	122,125,655	$122,125,655	—	—
France	202,549,240	—	202,549,240	—
Germany	155,673,650	—	155,673,650	—
Ireland	20,758,540	20,758,540	—	—
Italy	37,564,625	—	37,564,625	—
Netherlands	48,787,290	33,498,532	15,288,758	—
Norway	54,460,284	—	54,460,284	—
Philippines	14,765,539	14,765,539	—	—
Sweden	18,966,247	—	18,966,247	—
Switzerland	107,194,814	—	107,194,814	—
United Kingdom	507,907,784	28,337,416	479,570,368	—
United States	1,160,559,118	1,160,559,118	—	—
Short-term investments	49,806,754	49,806,754	—	—
Total Investments in Securities	$2,586,904,940	$1,429,851,554	$1,157,053,386	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	320Q3	11/14
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.		1/15

John Hancock

International Core Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsInternational Core Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 95.8%		$1,415,812,130
(Cost $1,411,001,082)
Australia 0.0%		485,751
BHP Billiton, Ltd.	412	10,683
Goodman Fielder, Ltd.	391,953	215,336
Investa Office Fund	40,666	122,024
Pacific Brands, Ltd.	283,172	124,812
Westpac Banking Corp.	466	12,896
Austria 0.4%		6,086,120
OMV AG	90,267	2,611,293
Voestalpine AG	83,673	3,474,827
Belgium 1.0%		14,405,032
Belgacom SA	143,389	5,660,923
Delhaize Group SA	83,664	6,113,323
Solvay SA	15,824	2,173,415
Umicore SA	11,257	457,371
Bermuda 0.0%		334,488
Catlin Group, Ltd.	38,867	334,488
Canada 0.2%		3,612,435
BlackBerry, Ltd. (I)	3,900	40,586
Magna International, Inc.	300	32,345
Suncor Energy, Inc.	111,900	3,539,504
Denmark 1.2%		16,979,460
A.P. Moeller - Maersk A/S, Series B	2,266	4,726,393
Carlsberg A/S, Class B	21,334	1,898,250
Novo Nordisk A/S, Class B	60,408	2,749,540
Pandora A/S	32,665	2,898,861
TDC A/S	162,169	1,311,550
Vestas Wind Systems A/S (I)	91,993	3,394,866
Finland 1.4%		20,586,021
Fortum OYJ	196,218	4,922,250
Metso OYJ	13,331	413,302
Neste Oil OYJ	69,967	1,659,400
Nokia OYJ	1,027,261	8,529,578
Stora Enso OYJ, Series R	70,557	624,687
Tieto OYJ	50,447	1,292,568
UPM-Kymmene OYJ	189,570	3,144,236
France 19.1%		281,887,912
Alcatel-Lucent (I)	7,793	27,853
AXA SA	95,188	2,299,083
BNP Paribas SA	58,779	3,772,357
Bouygues SA	151,210	5,684,985
Carrefour SA	209,393	6,626,566
Casino Guichard Perrachon SA	22,868	2,202,460
Christian Dior SA	1,584	303,454
Cie de Saint-Gobain	237,330	10,899,753
Cie Generale des Etablissements Michelin	101,993	9,377,348
Credit Agricole SA	265,094	3,727,170
Electricite de France SA	141,601	4,238,497
GDF Suez	981,474	24,189,008

2SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
France (continued)
Lagardere SCA	5,126	$145,290
LVMH Moet Hennessy Louis Vuitton SA (L)	11,911	2,140,716
Orange SA (L)	1,595,985	28,125,114
Peugeot SA (I)	560,822	7,174,071
Rallye SA	29,866	1,163,108
Renault SA	131,872	10,582,202
Rexel SA	49,361	914,464
Sanofi	358,272	34,601,791
Schneider Electric SE	146,618	11,962,262
Societe Generale SA	140,223	6,959,357
Suez Environnement Company	129,950	2,305,104
Total SA	1,073,247	59,889,583
Valeo SA	13,465	1,656,618
Vallourec SA	52,664	1,742,145
Veolia Environnement SA	211,418	3,859,825
Vinci SA	234,663	12,679,874
Vivendi SA (I)	890,183	22,637,854
Germany 14.3%		211,764,580
Allianz SE	45,739	7,875,197
Aurubis AG	79,526	4,376,664
BASF SE	369,188	33,458,086
Bayerische Motoren Werke AG	152,095	17,374,759
Bilfinger SE	17,943	1,061,959
Commerzbank AG (I)	862	13,159
Continental AG	83	17,454
Daimler AG	481,997	40,631,664
Deutsche Lufthansa AG	210,043	3,741,022
Deutsche Post AG	462	15,318
Deutsche Telekom AG	1,214,101	20,630,971
E.ON SE	1,639,886	29,035,426
Freenet AG	16,410	484,203
Fresenius Medical Care AG & Company KGaA	61,026	4,504,173
Hannover Rueckversicherung AG	1,192	106,339
HeidelbergCement AG	25,916	1,961,685
K&S AG	146,142	4,381,674
Leoni AG	49,783	2,981,777
Metro AG	83,451	2,832,569
Muenchener Rueckversicherungs AG	30,431	6,262,072
ProSiebenSat.1 Media AG	87,035	3,702,093
Rheinmetall AG	6,059	256,446
Rhoen-Klinikum AG	10,327	300,552
RWE AG	449,613	16,277,979
Salzgitter AG	33,369	1,102,338
Siemens AG	53,850	6,364,916
Software AG	1,540	40,857
Suedzucker AG (L)	2,665	41,406
Volkswagen AG	8,538	1,931,822
Guernsey, Channel Islands 0.0%		334,992
Friends Life Group, Ltd.	58,149	334,992
Hong Kong 1.8%		27,168,479
Cheung Kong Holdings, Ltd.	269,000	4,936,856
Esprit Holdings, Ltd.	49,151	63,908

SEE NOTES TO FUND'S INVESTMENTS3

International Core Fund

	Shares	Value
Hong Kong (continued)
Galaxy Entertainment Group, Ltd.	294,000	$2,012,893
Hong Kong Land Holdings, Ltd.	44,000	304,320
Hutchison Whampoa, Ltd.	138,000	1,728,230
Noble Group, Ltd.	2,935,000	2,755,434
Sun Hung Kai Properties, Ltd.	625,589	9,130,870
Swire Pacific, Ltd., Class A	316,000	4,335,693
The Link REIT	20,500	129,846
The Wharf Holdings, Ltd.	239,000	1,720,054
Wheelock and Company, Ltd.	10,000	50,375
Ireland 0.8%		11,574,717
CRH PLC	344,475	8,113,688
Shire PLC	48,556	3,461,029
Israel 0.6%		8,084,568
Africa Israel Investments, Ltd. (I)	49,915	72,890
Check Point Software Technologies, Ltd. (I)	52,200	4,035,582
Partner Communications Company, Ltd. (I)	78,394	479,265
Teva Pharmaceutical Industries, Ltd.	61,413	3,496,831
Italy 5.0%		74,065,602
A2A SpA	966,502	1,008,165
Buzzi Unicem SpA	2,451	36,641
Enel SpA	5,060,588	24,411,972
Eni SpA	1,010,871	20,125,096
Finmeccanica SpA (I)	776,138	7,520,527
Mediaset SpA (I)	534,549	2,170,577
Recordati SpA	8,496	148,439
Saipem SpA (I)	5,693	81,467
Snam SpA	289,951	1,536,528
Telecom Italia RSP	5,474,806	4,850,163
Telecom Italia SpA (I)(L)	10,748,449	12,106,389
Terna Rete Elettrica Nazionale SpA	14,411	69,638
Japan 21.4%		316,541,747
Adastria Holdings Company, Ltd.	3,040	58,915
Aeon Company, Ltd.	121,900	1,215,594
Aisin Seiki Company, Ltd.	28,600	1,022,648
Asahi Glass Company, Ltd.	192,000	927,404
Asahi Kasei Corp.	137,000	1,191,152
Asatsu-DK, Inc.	3,900	100,548
Brother Industries, Ltd.	10,100	188,519
Canon, Inc.	333,400	10,646,137
Central Japan Railway Company, Ltd.	28,800	4,183,112
Chubu Electric Power Company, Inc.	9,800	114,497
CyberAgent, Inc.	102,300	4,081,291
Daihatsu Motor Company, Ltd.	44,400	608,031
Daiichi Sankyo Company, Ltd.	5,700	84,108
Daikyo, Inc.	59,000	101,891
Daito Trust Construction Company, Ltd.	32,200	3,645,313
Daiwabo Holdings Company, Ltd.	365,000	667,007
Dena Company, Ltd. (L)	252,461	3,113,678
FANUC Corp.	100	16,878
Fuji Heavy Industries, Ltd.	74,416	2,718,235
Fuji Oil Company, Ltd.	46,500	659,837

4SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	80,000	$2,644,852
Gree, Inc. (L)	469,100	3,143,919
Gunze, Ltd.	86,000	223,847
Hanwa Company, Ltd.	316,000	1,115,290
Haseko Corp.	432,200	3,592,497
Hitachi Chemical Company, Ltd.	24,600	455,541
Honda Motor Company, Ltd.	410,300	12,406,651
Hoya Corp.	59,700	2,122,186
Inpex Corp.	471,500	4,993,959
Isuzu Motors, Ltd.	2,000	26,148
ITOCHU Corp.	761,500	8,754,527
Japan Tobacco, Inc.	226,000	7,244,574
JFE Holdings, Inc.	135,500	2,886,591
JSR Corp.	25,500	456,044
JX Holdings, Inc.	1,565,200	5,823,989
K's Holdings Corp.	102,200	2,480,806
Kao Corp.	350	12,958
Kawasaki Kisen Kaisha, Ltd.	1,918,000	5,030,868
KDDI Corp.	79,800	5,110,321
Keyence Corp.	7,000	3,235,227
Kinugawa Rubber Industrial Company, Ltd.	7,000	27,775
Kobe Steel, Ltd.	1,258,000	2,002,843
Kohnan Shoji Company, Ltd.	22,300	241,321
Kuraray Company, Ltd.	18,400	224,222
Kyocera Corp.	337,600	16,501,474
Leopalace21 Corp. (I)	494,700	2,796,711
Marubeni Corp.	1,022,324	6,442,636
Mazda Motor Corp.	500	12,965
Medipal Holdings Corp.	104,135	1,159,072
Mitsubishi Chemical Holdings Corp.	736,600	3,797,704
Mitsubishi Corp.	697,995	13,190,839
Mitsubishi Electric Corp.	138,000	1,658,525
Mitsubishi UFJ Financial Group, Inc.	1,165,500	6,712,500
Mitsui & Company, Ltd.	888,900	12,259,189
Mitsui Chemicals, Inc.	11,000	30,801
Mitsui Engineering & Shipbuilding Company, Ltd.	869,000	1,660,153
Mitsui Mining & Smelting Company, Ltd.	27,000	69,345
Mitsui O.S.K. Lines, Ltd.	854,000	2,707,138
Murata Manufacturing Company, Ltd.	22,600	2,440,721
Nidec Corp.	39,400	2,608,583
Nippon Electric Glass Company, Ltd.	142,000	649,585
Nippon Light Metal Holdings Company, Ltd.	139,900	210,774
Nippon Paper Industries Company, Ltd.	173,300	2,530,709
Nippon Steel & Sumitomo Metal Corp.	624,000	1,607,482
Nippon Telegraph & Telephone Corp.	259,700	13,887,215
Nippon Yusen KK	426,000	1,202,583
Nipro Corp. (L)	41,800	357,475
Nissan Motor Company, Ltd.	2,727,300	25,445,582
Nitori Holdings Company, Ltd.	53,300	2,957,404
North Pacific Bank, Ltd.	52,200	207,521
NTT DOCOMO, Inc.	576,900	9,002,697
Orient Corp. (I)	10,800	19,380
Osaka Gas Company, Ltd.	132,000	504,281
Panasonic Corp.	192,200	2,471,114

SEE NOTES TO FUND'S INVESTMENTS5

International Core Fund

	Shares	Value
Japan (continued)
Resona Holdings, Inc.	1,602,600	$8,657,826
Ricoh Company, Ltd.	190,000	2,060,207
Round One Corp.	20,300	116,569
Ryohin Keikaku Company, Ltd.	25,500	2,986,974
Seiko Epson Corp.	71,700	3,471,043
Sekisui House, Ltd.	106,400	1,423,968
Showa Denko KK	365,000	504,553
SMC Corp.	6,600	1,812,833
Sojitz Corp.	2,924,700	4,190,967
Sumitomo Chemical Company, Ltd.	7,000	26,489
Sumitomo Corp.	692,800	7,390,763
Sumitomo Heavy Industries, Ltd.	134,000	737,291
Sumitomo Metal Mining Company, Ltd.	175,000	2,678,758
Sumitomo Mitsui Construction Company, Ltd. (I)	23,300	25,336
Sumitomo Mitsui Financial Group, Inc.	111,600	4,190,034
Sumitomo Rubber Industries, Ltd.	38,700	589,740
Taiheiyo Cement Corp.	18,000	56,368
Taisei Corp.	8,000	41,783
Takeda Pharmaceutical Company, Ltd.	188,589	7,901,625
TDK Corp.	300	18,084
The Daiei, Inc. (I)	17,700	20,251
The Yokohama Rubber Company, Ltd.	45,000	413,962
Tokyo Electric Power Company, Inc. (I)	1,452,100	5,302,508
TonenGeneral Sekiyu KK	53,133	444,829
Tosoh Corp.	345,000	1,587,178
Toyota Tsusho Corp.	249,900	5,914,534
Ube Industries, Ltd.	274,000	392,028
UNY Group Holdings Company, Ltd.	334,900	1,687,626
West Japan Railway Company	30,300	1,445,468
Yamada Denki Company, Ltd. (L)	1,746,900	5,748,243
Luxembourg 0.4%		5,190,487
ArcelorMittal	423,880	5,190,487
Macau 0.0%		16,730
Sands China, Ltd.	2,800	16,730
Netherlands 5.5%		81,049,213
Aegon NV	401,411	3,149,552
Boskalis Westminster NV	8,543	479,386
Corbion NV	29,009	510,227
Delta Lloyd NV	82,764	1,902,043
Fugro NV	736	16,854
Heineken NV	63,070	4,958,801
ING Groep NV (I)	122,292	1,787,839
Koninklijke Ahold NV	412,165	7,275,322
Koninklijke BAM Groep NV (L)	94,905	269,065
Koninklijke DSM NV	28,347	1,863,572
Koninklijke KPN NV	2,240,560	7,450,370
Nutreco NV	643	36,779
PostNL NV (I)	663,239	2,569,613
Royal Dutch Shell PLC, Class A	913,000	30,380,045
Royal Dutch Shell PLC, Class B	516,143	17,902,395
SNS REAAL NV (I)	69,009	0
Wolters Kluwer NV	16,977	497,350

6SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
New Zealand 0.0%		$311,247
Chorus, Ltd. (I)	192,037	311,247
Norway 1.7%		24,734,583
Orkla ASA	32,981	245,256
Statoil ASA	607,198	11,494,605
Telenor ASA	212,631	4,490,234
TGS-NOPEC Geophysical Company ASA (L)	85,819	1,909,414
Yara International ASA	155,447	6,595,074
Portugal 0.4%		6,051,593
EDP - Energias de Portugal SA	1,475,225	6,051,593
Singapore 0.2%		2,638,355
Golden Agri-Resources, Ltd.	7,483,000	2,638,355
Spain 6.3%		93,255,695
ACS Actividades de Construccion y Servicios SA	150,244	5,306,398
Banco Bilbao Vizcaya Argentaria SA	2,089	22,435
Banco Santander SA	4,350	39,148
Enagas SA	88,863	2,970,972
Endesa SA	7,995	154,430
Ferrovial SA	92,726	1,899,275
Gas Natural SDG SA	243,459	6,896,590
Iberdrola SA	3,134,340	23,177,737
Indra Sistemas SA	23,949	246,508
Obrascon Huarte Lain SA	3,225	87,670
Red Electrica Corp. SA	13,048	1,194,488
Repsol SA	404,144	9,072,868
Telefonica SA	2,631,732	42,187,176
Sweden 2.3%		33,930,450
Husqvarna AB, B Shares	5,741	42,253
Investor AB, B Shares	69,473	2,606,898
NCC AB, B Shares	50,300	1,559,528
Sandvik AB	137,872	1,443,625
Securitas AB, Series B	31,628	382,464
Skanska AB, Series B	94,167	2,025,695
SSAB AB, Series A (I)(L)	19,244	136,224
Tele2 AB, B Shares	32,755	424,062
Telefonaktiebolaget LM Ericsson, B Shares	888,652	11,166,392
TeliaSonera AB	1,341,358	9,570,592
Volvo AB, Series B	418,231	4,572,717
Switzerland 2.2%		32,886,959
ABB, Ltd. (I)	337,455	7,573,769
Actelion, Ltd. (I)	27,704	3,284,903
Holcim, Ltd. (I)	100,036	7,385,465
Nestle SA	58,960	4,422,845
Novartis AG	404	39,068
Swisscom AG	5,278	3,203,392
Transocean, Ltd.	928	19,453
Zurich Insurance Group AG (I)	22,202	6,958,064
United Kingdom 9.0%		133,528,841
Amlin PLC	38,870	269,885
Anglo American PLC	664	13,679
AstraZeneca PLC	547,375	40,617,062

SEE NOTES TO FUND'S INVESTMENTS7

International Core Fund

			Shares	Value
United Kingdom (continued)
	Aviva PLC		276,724	$2,200,868
	BAE Systems PLC		890,662	6,674,703
	Balfour Beatty PLC		116,391	332,404
	BG Group PLC		2,208	31,011
	BP PLC		4,453,991	29,162,539
	BT Group PLC		488,764	3,129,100
	Carillion PLC		80,514	436,600
	Centrica PLC		903,532	4,013,707
	Direct Line Insurance Group PLC		8,396	38,580
	Fiat Chrysler Automobiles NV (I)(L)		268,931	3,357,462
	GlaxoSmithKline PLC		188,086	4,363,453
	Home Retail Group PLC		803,033	2,509,186
	Imperial Tobacco Group PLC		27,012	1,246,945
	J Sainsbury PLC (L)		141,921	516,592
	Kingfisher PLC		3,832	18,696
	Ladbrokes PLC		19,133	33,192
	Lancashire Holdings, Ltd.		5,230	44,081
	Lloyds Banking Group PLC (I)		16,150	20,267
	Man Group PLC		113,840	254,072
	Marks & Spencer Group PLC		299,366	2,278,121
	Next PLC		30,395	3,213,478
	Pearson PLC		113,299	2,174,581
	Prudential PLC		80,370	1,939,831
	Rio Tinto PLC		322	14,967
	RSA Insurance Group PLC (I)		13,862	101,222
	Serco Group PLC		11,630	31,826
	SSE PLC		2,063	52,796
	Subsea 7 SA		4,631	46,160
	Tesco PLC		2,301,986	6,706,745
	Trinity Mirror PLC (I)		176,425	400,986
	Unilever NV		496	20,191
	Unilever PLC		405	17,072
	Vodafone Group PLC		3,916,737	14,336,479
	WM Morrison Supermarkets PLC		548,359	1,526,274
	WPP PLC		66,192	1,384,028
United States 0.6%				8,306,073
	Catamaran Corp. (I)		163,056	8,306,073
Preferred securities 2.3%				$33,840,714
(Cost $32,626,861)
Germany 2.3%				33,840,714
	Porsche Automobil Holding SE		105,233	9,162,884
	Volkswagen AG		107,137	24,677,830
Rights 0.1%				$1,204,248
(Cost $1,145,208)
	Telefonica SA (I)(N)		2,631,720	1,204,248
	Yield (%)		Shares	Value
Securities lending collateral 3.2%				$47,843,845
(Cost $47,843,581)
John Hancock Collateral Investment Trust (W)	0.1118(Y	)	4,781,277	47,843,845

8SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Yield (%)		Shares	Value
Short-term investments 1.4%				$20,524,190
(Cost $20,524,190)
Money market funds 1.4%				20,524,190
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	20,524,190	20,524,190
Total investments (Cost $1,513,140,922)† 102.8%				$1,519,225,127
Other assets and liabilities, net (2.8%)				($41,839,895)
Total net assets 100.0%				$1,477,385,232

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-14. The value of securities on loan amounted to $45,453,539.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $1,569,265,956. Net unrealized depreciation aggregated $50,040,829, of which $37,369,593 related to appreciated investment securities and $87,410,422 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-14:

Consumer discretionary	15.1%
Telecommunication services	14.3%
Energy	13.5%
Industrials	13.2%
Utilities	11.0%
Health care	7.8%
Materials	7.1%
Financials	6.8%
Information technology	5.2%
Consumer staples	4.2%
Short-term investments and other	1.8%
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS9

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$485,751	—	$485,751	—
Austria	6,086,120	—	6,086,120	—
Belgium	14,405,032	—	14,405,032	—
Bermuda	334,488	—	334,488	—
Canada	3,612,435	$3,612,435	—	—
Denmark	16,979,460	—	16,979,460	—
Finland	20,586,021	—	20,586,021	—
France	281,887,912	—	281,887,912	—
Germany	211,764,580	—	211,764,580	—
Guernsey, Channel Islands	334,992	—	334,992	—
Hong Kong	27,168,479	—	27,168,479	—
Ireland	11,574,717	—	11,574,717	—
Israel	8,084,568	4,035,582	4,048,986	—
Italy	74,065,602	—	74,065,602	—
Japan	316,541,747	—	316,541,747	—
Luxembourg	5,190,487	—	5,190,487	—
Macau	16,730	—	16,730	—
Netherlands	81,049,213	—	81,049,213	—
New Zealand	311,247	—	311,247	—
Norway	24,734,583	—	24,734,583	—
Portugal	6,051,593	—	6,051,593	—
Singapore	2,638,355	—	2,638,355	—
Spain	93,255,695	—	93,255,695	—
Sweden	33,930,450	—	33,930,450	—
Switzerland	32,886,959	—	32,886,959	—

10

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	133,528,841	—	133,528,841	—
United States	8,306,073	8,306,073	—	—
Preferred securities	33,840,714	—	33,840,714	—
Rights	1,204,248	1,204,248	—	—
Securities lending collateral	47,843,845	47,843,845	—	—
Short-term investments	20,524,190	20,524,190	—	—
Total Investments in Securities	$1,519,225,127	$85,526,373	$1,433,698,754	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

11

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	66Q3	11/14
This report is for the information of the shareholders of John Hancock International Core Fund.		1/15

John Hancock

International Growth Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsInternational Growth Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 98.9%		$281,533,252
(Cost $273,364,148)
Australia 1.4%		4,042,193
Seek, Ltd.	278,782	4,042,193
Belgium 2.6%		7,346,106
Anheuser-Busch InBev NV	62,500	7,346,106
Brazil 2.7%		7,580,269
BB Seguridade Participacoes SA	285,400	3,657,041
Kroton Educacional SA	567,600	3,923,228
Canada 2.9%		8,322,628
Magna International, Inc. (L)	47,600	5,132,142
Methanex Corp.	61,700	3,190,486
China 7.9%		22,640,951
AAC Technologies Holdings, Inc.	715,000	4,199,344
Baidu, Inc., ADR (I)	17,742	4,348,742
Lenovo Group, Ltd.	3,108,000	4,355,162
PICC Property & Casualty Company, Ltd., H Shares	2,310,000	4,635,906
Tencent Holdings, Ltd.	318,000	5,101,797
Denmark 5.7%		16,129,798
DSV A/S	138,763	4,357,441
Novo Nordisk A/S, Class B	154,004	7,009,670
Pandora A/S	53,667	4,762,687
Finland 1.6%		4,503,053
Sampo OYJ, Class A	91,301	4,503,053
France 1.3%		3,638,156
Sanofi	37,670	3,638,156
Germany 1.5%		4,431,745
United Internet AG	100,585	4,431,745
Hong Kong 3.6%		10,337,658
AIA Group, Ltd.	1,049,600	6,051,732
Guangdong Investment, Ltd.	3,110,000	4,285,926
India 3.1%		8,717,136
HDFC Bank, Ltd., ADR	82,393	4,390,723
ICICI Bank, Ltd., ADR	73,466	4,326,413
Ireland 1.6%		4,573,078
Covidien PLC	45,278	4,573,078
Israel 1.5%		4,161,443
Check Point Software Technologies, Ltd. (I)	53,828	4,161,443
Japan 4.4%		12,640,584
Astellas Pharma, Inc.	344,600	4,958,334
Daito Trust Construction Company, Ltd.	35,000	3,962,296
Ono Pharmaceutical Company, Ltd.	43,500	3,719,954
Netherlands 4.1%		11,665,065
AerCap Holdings NV (I)	75,700	3,354,267
ASML Holding NV	38,048	4,018,780
Sensata Technologies Holding NV (I)	86,585	4,292,018

2SEE NOTES TO FUND'S INVESTMENTS

International Growth Fund

			Shares	Value
Sweden 1.4%				$4,119,803
	Skandinaviska Enskilda Banken AB, Series A		312,123	4,119,803
Switzerland 12.7%				36,036,479
	Actelion, Ltd. (I)		38,331	4,544,962
	Givaudan SA (I)		2,872	5,116,096
	Novartis AG		70,153	6,783,968
	Partners Group Holding AG		15,945	4,576,651
	Roche Holding AG		35,757	10,699,937
	Zurich Insurance Group AG (I)		13,768	4,314,865
Taiwan 8.2%				23,280,270
	Catcher Technology Company, Ltd.		122,000	1,030,613
	Catcher Technology Company, Ltd., GDR		66,172	2,796,098
	Delta Electronics, Inc.		644,000	3,886,979
	Largan Precision Company, Ltd.		58,000	4,470,516
	MediaTek, Inc.		209,000	3,135,369
	Taiwan Semiconductor Manufacturing Company, Ltd., ADR		339,186	7,960,695
Thailand 1.1%				3,110,875
	Kasikornbank PCL, Foreign Shares		413,900	3,110,875
United Kingdom 26.0%				74,031,577
	Admiral Group PLC		198,269	3,835,819
	Aon PLC		46,485	4,299,398
	AstraZeneca PLC		59,475	4,413,245
	BAE Systems PLC		370,961	2,780,016
	British American Tobacco PLC		128,918	7,622,550
	Compass Group PLC		315,056	5,358,795
	Direct Line Insurance Group PLC		930,546	4,275,850
	IG Group Holdings PLC		297,555	3,145,325
	Imperial Tobacco Group PLC		94,790	4,375,757
	Next PLC		43,157	4,562,726
	Prudential PLC		266,153	6,423,937
	Reckitt Benckiser Group PLC		71,684	5,872,046
	Sky PLC		328,238	4,772,175
	Smith & Nephew PLC		274,503	4,753,099
	St James's Place PLC		356,316	4,412,492
	The Sage Group PLC		492,518	3,128,347
United States 3.6%				10,224,385
	Actavis PLC (I)		13,230	3,580,170
	Samsonite International SA		727,500	2,421,402
	WABCO Holdings, Inc. (I)		41,150	4,222,813
Rights 0.1%				$218,750
(Cost $0)
	PICC Property & Casualty Company, Ltd. (Expiration Date: 12-2-14; Strike Price: HKD 7.46) (I)		207,900	218,750
	Yield (%)		Shares	Value
Securities lending collateral 1.7%				$4,874,014
(Cost $4,873,919)
John Hancock Collateral Investment Trust (W)	0.1118(Y	)	487,085	4,874,014
Total investments (Cost $278,238,067)† 100.7%				$286,626,016
Other assets and liabilities, net (0.7%)				($1,998,156)
Total net assets 100.0%				$284,627,860

SEE NOTES TO FUND'S INVESTMENTS3

International Growth Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviation
HKD	Hong Kong Dollar
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-14. The value of securities on loan amounted to $4,592,266.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $279,670,025. Net unrealized appreciation aggregated $6,995,991, of which $12,100,177 related to appreciated investment securities and $5,144,186 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-14:

Financials	26.1%
Health care	20.6%
Information technology	20.0%
Consumer discretionary	10.9%
Consumer staples	8.9%
Industrials	8.1%
Materials	2.9%
Utilities	1.5%
Short-term investments and other	1.0%
TOTAL	100.0

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$4,042,193	—	$4,042,193	—
Belgium	7,346,106	—	7,346,106	—
Brazil	7,580,269	$7,580,269	—	—
Canada	8,322,628	8,322,628	—	—
China	22,640,951	4,348,742	18,292,209	—
Denmark	16,129,798	—	16,129,798	—
Finland	4,503,053	—	4,503,053	—
France	3,638,156	—	3,638,156	—
Germany	4,431,745	—	4,431,745	—
Hong Kong	10,337,658	—	10,337,658	—
India	8,717,136	8,717,136	—	—
Ireland	4,573,078	4,573,078	—	—
Israel	4,161,443	4,161,443	—	—
Japan	12,640,584	—	12,640,584	—
Netherlands	11,665,065	7,646,285	4,018,780	—
Sweden	4,119,803	—	4,119,803	—
Switzerland	36,036,479	—	36,036,479	—
Taiwan	23,280,270	7,960,695	15,319,575	—
Thailand	3,110,875	—	3,110,875	—
United Kingdom	74,031,577	4,299,398	69,732,179	—
United States	10,224,385	7,802,983	2,421,402	—
Rights	218,750	—	218,750	—
Securities lending collateral	4,874,014	4,874,014	—	—
Total Investments in Securities	$286,626,016	$70,286,671	$216,339,345	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	87Q3	11/14
This report is for the information of the shareholders of John Hancock International Growth Fund.		1/15

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 15, 2015